Revenue Recognition - Schedule of Revenues, Net (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Product revenue		$ 958	$ 690	$ 3,544	$ 2,093
Royalty revenue under the License Agreement with Bellco		27	44	265	227
License revenue under the License Agreement with Bellco
Total net revenues		985	$ 734	$ 3,809	$ 2,320
Revenue Under Previous Guidance [Member]
Product revenue		958
Royalty revenue under the License Agreement with Bellco		27
License revenue under the License Agreement with Bellco	[1]	17
Total net revenues		1,002
Difference [Member]
Product revenue
Royalty revenue under the License Agreement with Bellco
License revenue under the License Agreement with Bellco	[1]	(17)
Total net revenues		$ (17)

[1]	Under ASC 606, amounts received related to the license under the Bellco license agreement would have been recognized.as revenue at the time that the license was transferred, which was at the time the payments were received by the Company. Under previous guidance, amounts received under the Bellco license agreement were deferred and recognized as revenue over the term of the Bellco license agreement.